Note 9	6 Months Ended
Jun. 30, 2025
Financial assets and liabilities held for trading [Abstract]
Disclosure of financial instruments held for trading [text block]	Financial assets and liabilities held for trading
The breakdown of the balance under these headings in the condensed consolidated balance sheets is as follows:

FINANCIAL ASSETS AND LIABILITIES HELD FOR TRADING (MILLIONS OF EUROS)

	Notes	June 2025	December 2024
ASSETS
Derivatives		33,439	36,003
Equity instruments	6.2	6,744	6,760
Debt securities	6.2	27,796	27,955
Issued by central banks		665	768
Issued by public administrations		24,030	23,671
Issued by financial institutions		1,269	1,665
Other debt securities		1,832	1,852
Loans and advances	6.2	38,417	38,230
Loans and advances to central banks		908	556
Reverse repurchase agreement		908	556
Loans and advances to credit institutions		15,325	20,938
Reverse repurchase agreement		15,306	20,918
Loans and advances to customers		22,184	16,736
Reverse repurchase agreement		20,389	15,108
Total assets	7	106,396	108,948
LIABILITIES
Derivatives		31,640	33,059
Short positions		13,199	13,878
Deposits		38,156	39,654
Deposits from central banks		3,094	3,360
Repurchase agreement		3,094	3,360
Deposits from credit institutions		15,474	16,285
Repurchase agreement		15,153	15,994
Customer deposits		19,587	20,010
Repurchase agreement		19,527	19,913
Total liabilities	7	82,995	86,591